Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule Of Inventory Reserves

	2020	2019
Inventory reserves at beginning of year	$550	$982
Impairment charges	-	6
Write down of impaired inventories	-	(438)
Disposal of inventory	(550)	-
Inventory reserves at end of year	$-	$550